Financial Instruments by Category - Schedule of valuation techniques and significant unobservable inputs (Details) - Contingent consideration [member] - Level 3 of fair value hierarchy [member]	12 Months Ended
Dec. 31, 2023
Phidelis
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
Phidelis | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. The achievement of financial targets are linked to net revenue of the year 2024.
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if:
Phidelis | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.
Inter-relationship between signigicant unobservable and fair value measurement	The risk-adjusted discount rates were lower (higher)
Expected weighted average annual revenue growth rate (as a percent)	21.10%
SEL
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
SEL | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. Renewal, in writing, to the year 2024, of the Structured Teaching Program Contract; or
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if:
SEL | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. Entering a new contract, in writing, with SESI effective for the year 2024, with or without the need for bidding, so that the Buyer continues to provide in the year of 2024 services to SESI, according to the specific scope to be defined by SESI (“Renovation Structured Teaching Program 2024”).
Inter-relationship between signigicant unobservable and fair value measurement	- No contract renewal (lower)
Flex Flix Limited ("Flex Flix")
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
Inter-relationship between signigicant unobservable and fair value measurement	Not applicable.
Flex Flix Limited ("Flex Flix") | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. Budgeted net revenue and EBITDA growth rate: 2.4%.
Flex Flix Limited ("Flex Flix") | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. Discount rate: 39.6%.
Budgeted net revenue and EBITDA growth rate (as a percent)	2.40%
Discount rate (as a percent)	39.60%